Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 NovaVision [Member]	Dec. 31, 2012 Sight Science Limited [Member]	Dec. 31, 2012 Software [Member]
Accounting Policies (Textual)
Useful life of patent									5 years
Acquired Finite-lived Intangible Asset, Amount							$ 540,000	$ 363,472
Research and development	21,285	45,860	52,635	70,547	126,042	115,665
Capitalized software development cost